PRUDENTIAL FLEXGUARD® INCOME SELECT
SINGLE PREMIUM DEFERRED INDEX-LINKED AND VARIABLE ANNUITY (“B SERIES”)
Issued by
PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Supplement dated December 19, 2024
To
Prospectus dated May 1, 2024

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the Annuity you own and is not intended to be a prospectus or offer for any other annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and Statement of Additional Information. If you have any questions or would like another copy of the current Annuity or Portfolio Prospectuses, please call us at 1-888-PRU-2888.
This Supplement describes certain changes and updates to your Prospectus.
1.Effective February 3, 2025, in the “Investment Options” section of the Prospectus, the last sentence of the sixth paragraph is revised and restated as follows:
“During the Income Stage of the Benefit, only the 1-year Point-to-Point with Cap Index Strategies and 1-year Dual Directional Index Strategies are available.”
2.Effective February 3, 2025, in the “Income Linked Variable Income Benefit” section of the Prospectus, the third sentence of the third paragraph is revised and restated as follows:
“During the Income Stage of the Benefit, only the 1-year Point-to-Point with Cap Index Strategies and 1-year Dual Directional Index Strategies are available so you may have to reallocate to those available Strategies.”
3.Effective February 3, 2025, in the “Managing Your Account Value” section of the Prospectus, the second paragraph of the “TRANSFER AND REALLOCATION GUIDELINES” subsection is revised and restated as follows:
“During the Income Stage, you may only allocate to the 1-year Point-to-Point with Cap Index Strategies and 1-year Dual Directional Index Strategies and may not allocate to any Variable Subaccount.”
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4.In the "Fee Table" section, under the "Example", "For Annuities with an Application Sign Date on or after July 1, 2024" the second table labeled "Assuming Minimum Fees and Expenses of any of the Portfolios Available with the Benefit" is revised and restated as follows:

	Assuming Minimum Fees and Expenses of any of the Portfolios Available with the Benefit
	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$11,682	$18,157	$23,713	$38,020
If you annuitize your annuity at the end of the applicable time period:	$3,571	$10,862	$18,357	$38,020
If you do not surrender your annuity at the end of the applicable time period:	$3,571	$10,862	$18,357	$38,020

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE
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